Document and Entity Information	3 Months Ended
	Jun. 30, 2011	Jul. 08, 2011
Document and Entity Information
Entity Registrant Name	Giggles N' Hugs, Inc.
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Entity Central Index Key	0001381435
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		52,153,358
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

Giggles N' Hugs, Inc. - Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash	$ 913,498	$ 769
Total current assets	913,498	769
Accrued interest receivable - related party	17,663
Notes receivable	52,600
Notes receivable - related party	998,127
Total assets	1,981,888	769
Current liabilities:
Accounts payable	28,112	58,210
Note payable - related party	85,005	21,515
Total current liabilities	113,117	79,725
Stockholders' Equity
Common stock, $0.001 par value, 1,125,000,000 shares authorized, 52,169,929 and 51,607,500 shares issued and outstanding as of June 30, 2011 and December 31, 2010, respectively	52,170	51,608
Additional paid-in capital	2,002,155	34,217
Subscription receivable
Stock Payable
Deficit accumulated during development stage	(220,554)	(164,781)
Total stockholders' equity (deficit)	1,868,771	(78,956)
Total liabilities and stockholders' equity (deficit)	$ 1,981,888	$ 769

Giggles N' Hugs, Inc. - Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, authorized	1,125,000,000	1,125,000,000
Common Stock, issued and outstanding	52,169,929	51,607,500

Giggles N' Hugs, Inc. Statements of Operations (USD $)	3 Months Ended		6 Months Ended		82 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Revenue		$ 50		$ 200	$ 200
Cost of sales
Gross profit		50		200	200
Expenses:
Depreciation expense		163		375	4,806
General and administrative expenses	52,527	1,875	73,436	9,915	191,898
Total expenses	52,527	2,038	73,436	10,290	196,704
Operating loss	(52,527)	(1,988)	(73,436)	(10,090)	(196,504)
Other expenses:
Interest income	12,383		17,663		17,663
Interest expense					(4)
Impairment of inventory					(1,510)
Total other expenses	12,383		17,663		16,149
Net loss	$ (40,144)	$ (1,988)	$ (55,773)	$ (10,090)	$ (180,355)
Weighted average number of common shares outstanding - basic	52,060,032	51,607,500	51,951,680	51,607,500
Loss per share - basic	$ 0	$ 0	$ 0	$ 0

Giggles N' Hugs, Inc. - Statements of Cash Flows (USD $)	3 Months Ended		6 Months Ended		82 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Net loss	$ (40,144)	$ (1,988)	$ (55,773)	$ (10,090)	$ (180,355)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation		375		375	4,806
Changes in operating assets and liabilities:
(Increase) in accounts receivable
Increase in accrued interest receivable	(17,663)		(17,663)		(17,663)
Decrease in accounts payable	(30,098)	250	(30,098)	250	28,112
Net cash used by operating activities	(103,534)	(9,465)	(103,534)	(9,465)	(165,100)
Investing activities
Purchase of fixed assets
Proceeds for notes receivable	(52,600)		(52,600)		(52,600)
Proceeds for notes receivable - related party	(1,450,127)		(1,450,127)		(1,450,127)
Repayments received for notes receivable - related party	452,000		452,000		452,000
Net cash used by investing activities	(1,050,727)		(1,050,727)		(1,055,533)
Financing activities
Proceeds from note payable - related party	64,259	6,040	64,259	6,040	85,774
Repayments received for notes payable - related party	(769)		(769)		(769)
Contributed capital		3,500		3,500	18,800
Issuances of common stock	1,968,500		1,968,500		1,968,500
Proceeds from common stock payable	35,000		35,000		35,000
Net cash provided by financing activities	2,066,990	9,540	2,066,990	9,540	2,134,131
Net increase in cash	912,729	75	912,729	75	913,498
Cash - beginning of period	769	2,194	769	2,194
Cash - ending of period	$ 913,498	$ 2,269	$ 913,498	$ 2,269	$ 913,498

Accounting Policies	3 Months Ended
Jun. 30, 2011
Accounting Policies
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

Note 1 – Basis of presentation

The interim financial statements included herein, presented in accordance with United States generally accepted accounting principles and stated in US dollars, have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (SEC). Certain information and footnote disclosures normally included in financial statements prepared in accordance with US generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, consisting of normal recurring adjustments, which, in the opinion of management, are necessary for fair presentation of the information contained therein.  It is suggested that these interim financial statements be read in conjunction with the financial statements of the Company for the year ended December 31, 2010 and notes thereto included in the Company's Form 10-K annual report.  The Company follows the same accounting policies in the preparation of interim reports.

Results of operations for the interim periods are not indicative of annual results.

Business Description and Accounting Policies [Text Block]

Note 2 - History and organization of the company

The Company was originally organized September 17, 2004 (Date of Inception) under the laws of the State of Nevada, as Teacher's Pet, Inc.  On August 20, 2010, the Company filed an amendment to its articles of incorporation to change its name to Giggles N' Hugs, Inc.  The Company is authorized to issue 1,125,000,000 shares of its  $0.001 par value common stock.

The Company has had minimal operations and is considered a development stage company.  The Company has limited operations and in accordance with FASB ASC 915-10, "Development Stage Entities," the Company is considered a development stage company.

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Liquidity Disclosure [Policy Text Block]

Note 3 – Going concern

The Company’s financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. As of June 30, 2011, the Company had an accumulated deficit of  $220,554.  The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

The Company is currently contemplating an offering of its equity or debt securities to finance continuing operations.  There are no agreements or arrangements currently in place or under negotiation to obtain such financing, and there are no assurances that the Company will be successful and without sufficient financing it would be unlikely for the Company to continue as a going concern.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

Property, Plant, and Equipment	3 Months Ended
Jun. 30, 2011
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure [Text Block]
Note 4 - Fixed assets

Fixed assets as of June 30, 2011 and December 31, 2010, consisted of the following:

	June 30, 2011	December 31, 2010
Computer equipment	$4,806	$4,806
Accumulated Depreciation	(4,806)	(4,806)
	$-	$-

During the six months ended June 30, 2011 and 2010, the Company recorded depreciation expenses of  $0 and  $375, respectively.

Receivables, Loans, Notes Receivable, and Others	3 Months Ended
Jun. 30, 2011
Receivables, Loans, Notes Receivable, and Others
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 5 – Notes receivable

During April, 2011, the Company loaned  $50,000 and  $2,600 to one non-related entity.  The loans are unsecured, bear interest at a rate of 1% per annum, and mature on April 15, 2014 and April 28, 2014, respectively.  As of June 30, 2011, the balance owed to the Company in principal was  $52,600 and accrued interest receivable of  $109.  During the three months ended June 30, 2011 interest income was  $109.

During the six months ended June 30, 2011, the Company loaned a total of  $1,450,127 to an entity that is owned and controlled by a director of the Company.  The Company received repayments totaling  $452,000 during the six months ended June 30, 2011.  The Company agreed to loan up to  $1,000,000 and the entire balance of principal and interest is due on February 1, 2014.  The loan is unsecured and bears interest at a rate of 6% per annum.  As of June 30, 2011, the balance owed to the Company in principal was  $998,127 and accrued interest receivable of  $17,554.  During the three and six months ended June 30, 2011 interest income was  $12,274 and  $17,554, respectively.

Debt	3 Months Ended
Jun. 30, 2011
Debt
Debt Disclosure [Text Block]

Note 6 – Debt obligations

On March 25, 2010, the Company issued an aggregate of  $6,040 in debt securities to an officer and director of the Company.  The note is unsecured, bears no interest and is due on demand.  The Company repaid  $769 during the six months ended June 30, 2011.  As of June 30, 2011, the balance owed is  $5,271.

During the quarter ended December 31, 2010, the Company issued an aggregate of  $15,475 in notes payable for expenses paid by a director on behalf of the Company.  During the six months ended June 30, 2011, the Company issued an aggregate of  $64,259 in notes payable for expenses paid by a director on behalf of the Company.  The note is unsecured, bears no interest and is due on demand.  As of June 30, 2011, the balance owed is  $79,734.

Equity	3 Months Ended
Jun. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

Note 7 – Stockholders’ equity

The Company is authorized to issue 1,125,000,000 shares of its  $0.001 par value common stock.  The Company has only one class of stock.  All rights and privileges normally associated with stock ownership are vested in that single class of stock.

Since the inception of the Company through June 30, 2011, an officer and director of the Company contributed cash in the amount of  $18,800.  The entire amount was contributed, is not expected to be repaid and has been recorded as additional paid-in capital.

On July 15, 2010, the Company amended its articles of incorporation to increase the authorized capital from 75,000,000 common shares to 1,125,000,000 common shares.  Additionally, the Company’s board of directors approved a 15:1 forward stock split with a record date of July 30, 2010.  These events have been retroactively applied to these condensed interim financial statements.

During the six months ended June 30, 2011, the Company issued a total of 562,429 shares of common stock for cash totaling  $1,968,500. The Company has received cash of  $35,000 in stock payable as of June 30, 2011.

Other Liabilities	3 Months Ended
Jun. 30, 2011
Other Liabilities {1}
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	Note 8 - Warrants and options As of June 30, 2011, there were no warrants or options outstanding to acquire any additional shares of common stock.

Commitment and Contingencies	3 Months Ended
Jun. 30, 2011
Commitment and Contingencies
Commitments and Contingencies Disclosure [Text Block]

Note 9 – Agreements

On September 23, 2010, the Company entered into a reverse triangular merger by and among Giggles ‘N’ Hugs Sub Co., a Nevada corporation and wholly owned subsidiary of the Company, and GNH, Inc. (“GNH”), a Nevada corporation, SUB CO and GNH being the constituent entities in the merger, whereby the Company intends to issue 14,000,000 shares of its common stock in exchange for 100% of GNH’s outstanding common stock.  Pursuant to the terms of the merger, SUB CO will be merged with GNH wherein SUB CO shall cease to exist and GNH will become a wholly owned subsidiary of the Company. The Merger was anticipated to become effective on June 30, 2011. On June 30, 2011, the parties had not completed all of the conditions to the merger and decided to extend the effective date to a later date in order to complete all the terms and conditions of the merger.

We are focused exclusively on successfully consummating the Merger with GNH. If we are unable to effect the proposed transaction, we will have limited capital resources and no saleable inventory with which to operate. Additionally, our ability to fund our operating expenses and debt service requirements are in doubt, and we cannot guarantee that we will be able to satisfy such. As such, we would require a significant infusion of cash through sales of our debt or equity securities. There are no formal or informal agreements to attain such financing. We cannot assure you that any financing can be obtained or, if obtained, that it will be on reasonable terms. Without realization of additional capital, it would be unlikely for us to continue as a going concern.

The Merger with GNH, upon closing, will provide us with the ownership of a Giggles ‘N’ Hugs Restaurant located in the Westfield Century City shopping complex.

Related Party Disclosures	3 Months Ended
Jun. 30, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

Note 10 - Related party transactions

From our inception to June 30, 2011, an officer and director of the Company contributed cash in the amount of  $18,800.  The entire amount was contributed, is not expected to be repaid and has been recorded as additional paid-in capital.

The Company does not lease or rent any property.  Office services are provided without charge by an officer and director of the Company.  Such costs are immaterial to the financial statements and, accordingly, have not been reflected therein.  The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities.  If a specific business opportunity becomes available, such persons may face a conflict in selecting between the Company and their other business interests.  The Company has not formulated a policy for the resolution of such conflicts.

Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events [Text Block]

Note 11 – Subsequent Events

On August 12, 2011, we issued 10,000 shares of our restricted common stock to an accredited investor for a total purchase price of  $35,000 all which was paid in cash. The shares were purchased in August 2011.